Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended			2 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Oct. 23, 2024	Feb. 08, 2024	Feb. 08, 2024	Jan. 29, 2024	Oct. 23, 2024	Jan. 29, 2024	Dec. 27, 2023	Feb. 23, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Apr. 02, 2024
Subsequent Events [Line Items]
Net of commissions and offering costs									$ 1,248		$ 6,168	$ 8,784	$ 15,302
Minimum bid price (in Dollars per share)														$ 1
Number of days of granting bid price										180 days
Termination fee	$ 1,000				$ 1,000
A T M Offering [Member]
Subsequent Events [Line Items]
Issued and sold an additional shares (in Shares)												9,100,000
Merger With Verde Bioresins Inc [Member]
Subsequent Events [Line Items]
Ascribed aggregate enterprise value					306,900
Remaining unpaid lease payment					16,200
Aggregate enterprise value					$ 16,200
Restricted Stock Units (RSUs) [Member]
Subsequent Events [Line Items]
Modification of stock-based compensation	$ 2,300									$ 200
Description of RSUs vesting agreement					Nxu entered into the Board of Directors Agreements with the Non-Employee Directors, pursuant to which each Non-Employee Director will receive a $15,000 per quarter cash stipend and each Non-Employee Director will be granted 591,715 RSUs under the Amended Incentive Plan. Such RSUs will vest as follows: (1) 147,928 RSUs are consideration for services rendered for the quarter ending September 30, 2024 and shall be immediately vested, (2) the remaining RSUs shall vest ratably at the end of each calendar quarter from December 31, 2024 until June 30, 2025
Pre-Merger Verde stockholders [Member]
Subsequent Events [Line Items]
Ownership percentage	95.00%				95.00%
Pre-Merger Nxu stockholders [Member]
Subsequent Events [Line Items]
Ownership percentage	5.00%				5.00%
Subsequent Event [Member] | A T M Offering [Member]
Subsequent Events [Line Items]
Net of commissions and offering costs												$ 14,000
Subsequent Event [Member] | Lynx [Member]
Subsequent Events [Line Items]
Shares of common stock (in Shares)			1,000,000
Common Class A [Member]
Subsequent Events [Line Items]
Registered shares (in Shares)										11,934,072		2,563,288	65,093
Common stock, par value (in Dollars per share)				$ 0.0001		$ 0.0001	$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Shares of common stock (in Shares)				1,000,000			1,000
Common Class A [Member] | A T M Offering [Member]
Subsequent Events [Line Items]
Issued and sold an additional shares (in Shares)												8,100,000
Net of commissions and offering costs												$ 10,700
Common Class A [Member] | Subsequent Event [Member] | Lynx [Member]
Subsequent Events [Line Items]
Registered shares (in Shares)				1,000,000		1,000,000
Common stock, par value (in Dollars per share)				$ 0.0001		$ 0.0001
Series A Convertible Preferred Stock [Member]
Subsequent Events [Line Items]
Issued and sold an additional shares (in Shares)				1,000			1,000
Shares of common stock (in Shares)		1,000,000
Series A Convertible Preferred Stock [Member] | Subsequent Event [Member] | Lynx [Member]
Subsequent Events [Line Items]
Shares sold (in Shares)						1,000
Preferred stock, par value (in Dollars per share)						$ 0.0001
Forecast [Member] | R S U Exchange Program [Member]
Subsequent Events [Line Items]
Modification of stock-based compensation								$ 400